DEBT (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
DEBT
NOTE 7. DEBT

Mortgage Notes Payable, Net

As of June 30, 2021 and December 31, 2020, the Company’s mortgage notes payable consisted of the following:

Collateral	2021 Principal Amount	2020 Principal Amount	Contractual Interest Rate (1)	Effective Interest Rate (1)	Loan Maturity
Accredo property	$8,538,000	$8,538,000	3.80%	3.80%	8/1/2025
Six Dollar General properties	3,711,118	3,747,520	4.69%	4.69%	4/1/2022
Dana property	—	4,466,865	4.56%	4.56%	4/1/2023
Northrop Grumman property (8)	7,000,000	5,518,589	3.35%	3.35%	5/21/2031
exp US Services property	3,288,786	3,321,931	(4)	4.25%	11/17/2024
Harley Davidson property (2)	6,558,170	—	4.25%	4.25%	9/1/2024
Wyndham property (3)	5,551,200	5,607,000	One-month LIBOR + 2.05%	4.34%	6/5/2027
Williams Sonoma property (3)	4,392,000	4,438,200	One-month LIBOR + 2.05%	4.34%	6/5/2022
Omnicare property	4,151,386	4,193,171	4.36%	4.36%	5/1/2026
EMCOR property	2,784,868	2,811,539	4.35%	4.35%	12/1/2024
Husqvarna property	6,379,182	6,379,182	(5)	4.60%	2/20/2028
AvAir property	19,950,000	19,950,000	3.80%	3.80%	8/1/2025
3M property	8,091,800	8,166,000	One-month LIBOR + 2.25%	5.09%	3/29/2023
Cummins property	8,256,600	8,332,200	One-month LIBOR + 2.25%	5.16%	4/4/2023
Texas Health property	4,324,160	4,363,203	4.00%	4.00%	12/5/2024
Bon Secours property	5,142,425	5,180,552	5.41%	5.41%	9/15/2026
Costco property	18,850,000	18,850,000	4.85%	4.85%	1/1/2030
Taylor Fresh Foods	12,350,000	12,350,000	3.85%	3.85%	11/1/2029
Levins property (6)	2,687,293	2,032,332	3.75%	3.75%	2/16/2026
Dollar General Bakersfield property (6)	2,263,573	2,268,922	3.65%	3.65%	2/16/2028
Labcorp property (6)	5,374,587	4,020,418	3.75%	3.75%	2/16/2026
GSA (MSHA) property (6)	1,743,349	1,752,092	3.65%	3.65%	2/16/2026
PreK San Antonio property (7)	4,984,311	5,037,846	4.25%	4.25%	12/1/2021
Solar Turbines, Amec Foster, ITW Rippey properties (7)	9,101,005	9,214,700	3.35%	3.35%	11/1/2026
Dollar General Big Spring property (7)	593,851	599,756	4.50%	4.50%	4/1/2022
Gap property (7)	3,531,585	3,569,990	4.15%	4.15%	8/1/2023
L3Harris property (8)	6,300,000	5,185,929	3.35%	3.35%	5/21/2031
Sutter Health property (7)	13,739,153	13,879,655	4.50%	4.50%	3/9/2024
Walgreens property (7)	3,120,360	3,172,846	4.25%	4.25%	7/16/2030
Total mortgage notes payable	182,758,762	176,948,438
Plus unamortized mortgage premium, net (9)	390,426	447,471
Less unamortized deferred financing costs	(1,572,582)	(1,469,991)
Mortgage notes payable, net	$181,576,606	$175,925,918

(1)
Contractual interest rate represents the interest rate in effect under the mortgage note payable as of June 30, 2021. Effective interest rate is calculated as the actual interest rate in effect as of June 30, 2021, consisting of the contractual interest rate and the effect of the interest rate swap, if applicable (see Note 8 for further information regarding the Company’s derivative instruments).

(2)
Reclassified to mortgage note payable at June 30, 2021 from mortgage note payable related to real estate investments held for sale as of December 31, 2020 due to a subsequent decision not to sell the real estate investment property securing the loan which was reclassified back to assets held and used from assets held for sale (see Note 3 for details).

(3)
The loans on each of the Williams Sonoma and Wyndham properties (collectively, the “Property”) located in Summerlin, Nevada were originated by Nevada State Bank (“Bank”). The loans are collateralized by a deed of trust and a security agreement with assignment of rents and fixture filing. In addition, the individual loans are subject to a cross collateralization and cross default agreement whereby any default under, or failure to comply with the terms of any one or both of the loans, is an event of default under the terms of both loans. The value of the Property must be in an amount sufficient to maintain a loan to value ratio of no more than 60%. If the loan to value ratio is ever more than 60%, the borrower shall, upon the Bank’s written demand, reduce the principal balance of the loans so that the loan to value ratio is no more than 60%.

(4)	The initial contractual interest rate is 4.25% and starting November 18, 2022, the interest rate becomes the U.S. Treasury Bill index rate plus 3.25%.
(5)	The initial contractual interest rate is 4.60% through February 20, 2023 and then the greater of 4.60% or five-year Treasury Constant Maturity (“TCM”) plus 2.45% through February 20, 2028.
(6)	The mortgage note as of June 30, 2021 was refinanced on March 5, 2021 with a new lender and terms. The mortgage note as of December 31, 2020 was acquired through the Merger on December 31, 2019.
(7)	The loan was acquired through the Merger on December 31, 2019.
(8)
The loans on the Northrop Grumman and L3Harris properties were refinanced during the three months ended June 30, 2021. The initial contractual interest rate is 3.35% through June 1, 2026 and then the Prime Rate in effect as of June 1, 2026 plus 0.25% through May 21, 2031; provided that the second fixed interest rate will not be lower than 3.35% per annum.

(9)	Represents unamortized net mortgage premium acquired through the Merger.

The following summarizes the face value, carrying amount and fair value of the Company’s mortgage notes payable (Level 3 measurement) as of June 30, 2021 and December 31, 2020:

	June 30, 2021			December 31, 2020
	Face Value	Carrying Value	Fair Value	Face value	Carrying Value	Fair Value
Mortgage notes payable	$182,758,762	$181,576,606	$184,187,667	$176,948,438	$175,925,918	$177,573,106

Disclosures of the fair values of financial instruments are based on pertinent information available to the Company as of the period end and require a significant amount of judgment. The actual value could be materially different from the Company’s estimate of fair value.

Mortgage Notes Payable Related to Real Estate Investments Held For Sale, Net

As discussed in detail in Note 3, the Company classified one and two properties as real estate held for sale as of June 30, 2021 and December 31, 2020, respectively, which were collateral for mortgage notes payable. The following table summarizes the Company's mortgage notes payable related to real estate investments held for sale as of June 30, 2021 and December 31, 2020:

Collateral	June 30, 2021	December 31, 2020
Dana Property	$4,422,616	$—
Harley Davidson property	—	6,623,346
EcoThrift property	—	2,573,509
Total	4,422,616	9,196,855
Plus unamortized mortgage premium	—	1,550
Less deferred financing costs	(41,190)	(109,967)
Mortgage notes payable, net	$4,381,426	$9,088,438

Credit Facility, Net

The details of the Company's credit facilities as of June 30, 2021 and December 31, 2020 follow:

	June 30, 2021	December 31, 2020
Credit facility	$3,000,000	$6,000,000
Less unamortized deferred financing costs	(110,697)	(21,724)
Credit facility, net	$2,889,303	$5,978,276

On March 29, 2021, the Company entered into a new credit facility with Banc of California (the “Credit Facility”) for an aggregate line of credit of $22,000,000 with a maturity date of March 30, 2023 which replaced the prior credit facility provided by Pacific Mercantile Bank (“PMB”) with a balance outstanding of $6,000,000 as of December 31, 2020. The Company borrowed $6,000,000 under the Credit Facility and repaid the $6,000,000 that was owed to PMB on March 31, 2021. The Credit Facility provides the Company with a $17,000,000 revolving line of credit for real estate acquisitions (including the $6,000,000 borrowed to repay PMB) and an additional $5,000,000 revolving line of credit for working capital. Under the terms of the Credit Facility, the Company will pay a variable rate of interest on outstanding amounts equal to one percentage point over the prime rate published in The Wall Street Journal, provided that the interest rate in effect on any one day shall not be less than 4.75% per annum. The Company paid Banc of California origination fees of $77,000 in connection with the Credit Facility and will pay an unused commitment fee of 0.15% per annum of the unused portion of the Credit Facility, charged quarterly in arrears based on the average unused commitment available under the Credit Facility.

The Credit Facility is secured by substantially all of the Company’s tangible and intangible assets, including intellectual property. The Credit Facility requires the Company to maintain a minimum debt service coverage ratio of 1.25 to 1.00 and minimum tangible NAV (as defined in the loan agreement) of $120,000,000, measured quarterly. Mr. Wirta, the Company’s Chairman, has guaranteed the $6,000,000 initial borrowing, which guarantee will expire upon repayment of the $6,000,000 which is due by September 30, 2021. Mr. Wirta has also guaranteed the $5,000,000 revolving line of credit for working capital. On March 29, 2021, the Company entered into an updated indemnification agreement with Mr. Wirta and the Wirta Trust with respect to their guarantees of borrowings under the Credit Facility pursuant to which the Company agreed to indemnify Mr. Wirta and the Wirta Trust if they are required to make payments to Banc of California pursuant to such guarantees. On July 9, 2021, the Company repaid $1,500,000 of the $3,000,000 which was outstanding under its Credit Facility as of June 30, 2021.

The Credit Facility contains customary representations, warranties and covenants, which are substantially similar to those in the Company's prior credit facility provided by PMB. The Company’s ability to borrow under the Credit Facility will be subject to its ongoing compliance with various affirmative and negative covenants, including with respect to indebtedness, guaranties, mergers and asset sales, liens, tangible net worth, corporate existence and financial reporting obligations. The Credit Facility also contains customary events of default, including, without limitation, nonpayment of principal, interest, fees or other amounts when due, violation of covenants, breaches of representations or warranties and change of ownership. Upon the occurrence of an event of default, Banc of California may accelerate the repayment of amounts outstanding under the Credit Facility, take possession of any collateral securing the Credit Facility and exercise other remedies subject, in certain instances, to the expiration of an applicable cure period.

Short-term Notes Payable

In connection with the Self-Management Transaction, the Company assumed from BrixInvest its unsecured short-term notes payable (formerly known as “Convertible Promissory Notes”) of $4,800,000 on December 31, 2019. All of these notes were repaid by April 6, 2020.

Economic Relief Notes Payable

On April 20, 2020, a subsidiary of the Company entered into a loan agreement and promissory note evidencing an unsecured loan in the aggregate amount of $517,000 made to this subsidiary under the Paycheck Protection Program (“PPP”) of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The PPP is administered by the U.S. Small Business Administration (the “SBA”). Under the terms of the CARES Act, PPP loan recipients can apply for and be granted forgiveness for all or a portion of the loan granted under the PPP. In December 2020, the subsidiary of the Company submitted its application for forgiveness of the total amount of the loan to PMB. After PMB’s review, the Company updated its forgiveness application on February 10, 2021, PMB submitted the application to the SBA on February 10, 2021, and on February 16, 2021, the subsidiary of the Company was notified by PMB that the Company's application for forgiveness of the PPP loan had been approved by the SBA in the full amount of $517,000. Accordingly, the forgiveness of the PPP loan was recorded as other income in the first quarter of 2021.

Compliance with All Debt Agreements

The Company's maximum leverage, as defined and approved by the board of directors, including all of the independent directors, is 55% of the aggregate value of the Company’s tangible assets. The Company uses available leverage based on the relative cost of debt and equity capital, and to address strategic borrowing advantages potentially available to the Company.

Pursuant to the terms of mortgage notes payable on certain of the Company’s properties and the Credit Facility, the Company and/or the borrowers are subject to certain financial loan covenants. The Company and/or the borrowers were in compliance with such financial loan covenants as of June 30, 2021.

The following summarizes the future principal repayments of the Company’s mortgage notes payable, unsecured credit facility and short-term notes payable as of June 30, 2021:

	Mortgage Notes Payable	Credit Facility	Total
July through December 2021	$6,196,648	$3,000,000	$9,196,648
2022	11,171,882	—	11,171,882
2023	22,203,304	—	22,203,304
2024	31,562,644	—	31,562,644
2025	28,970,205	—	28,970,205
2026	26,484,106	—	26,484,106
Thereafter	56,169,973	—	56,169,973
Total principal	182,758,762	3,000,000	185,758,762
Plus unamortized mortgage premium, net of unamortized discount	390,426	—	390,426
Less deferred financing costs	(1,572,582)	(110,697)	(1,683,279)
Net principal	$181,576,606	$2,889,303	$184,465,909

Interest Expense

The following is a reconciliation of the components of interest expense for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Mortgage notes payable:
Interest expense	$1,992,812	$2,129,678	$3,826,636	$4,300,183
Amortization of deferred financing costs	103,383	139,600	214,426	258,631
Prepayment penalties	—	—	23,900	47,000
(Gain) loss on interest rate swaps (1)	(92,200)	70,985	(420,243)	1,395,697
Credit facilities:
Interest expense	63,333	166,834	142,085	321,458
Amortization of deferred financing costs	22,139	42,876	43,863	75,336
Other	9,182	8,904	49,118	65,228
Total interest expense	$2,098,649	$2,558,877	$3,879,785	$6,463,533

(1)
Includes unrealized (gain) loss on interest rate swaps of $(90,600) and $7,785 for the three months ended June 30, 2021 and 2020, respectively, and $(517,719) and $1,292,752 for the six months ended June 30, 2021 and 2020, respectively (see Note 8). Accrued interest payable of $55,180 and $45,636 as of June 30, 2021 and December 31, 2020, respectively, represents the unsettled portion of the interest rate swaps for the period from origination of the interest rate swap through the respective balance sheet dates.

NOTE 7. DEBT

Mortgage Notes Payable

As of December 31, 2020 and 2019, the Company’s mortgage notes payable consisted of the following:

Collateral	2020 Principal Balance	2019 Principal Balance	Contractual Interest Rate (1)	Effective Interest Rate (1)	Loan Maturity
Accredo/Walgreens properties (8)(11)	$8,538,000	$6,853,442	3.80%	3.80%	2025-08-01
Six Dollar General properties	3,747,520	3,819,264	4.69%	4.69%	2022-04-01
Dana property	4,466,865	4,551,250	4.56%	4.56%	2023-04-01
Northrop Grumman property	5,518,589	5,666,866	4.40%	4.40%	2022-07-02
exp US Services property	3,321,931	3,385,353	(3)	4.25%	2024-11-17
Harley Davidson property (12)	—	6,748,029	4.25%	4.25%	2024-09-01
Wyndham property (2)	5,607,000	5,716,200	One-month LIBOR + 2.05%	4.34%	2027-06-05
Williams Sonoma property (2)	4,438,200	4,530,600	One-month LIBOR + 2.05%	4.34%	2022-06-05
Omnicare property	4,193,171	4,273,552	4.36%	4.36%	2026-05-01
EMCOR property	2,811,539	2,862,484	4.35%	4.35%	2024-12-01
Husqvarna property	6,379,182	6,379,182	(4)	4.60%	2028-02-20
AvAir property (9)	19,950,000	14,575,000	3.80%	3.80%	2025-08-01
3M property	8,166,000	8,290,000	One-month LIBOR + 2.25%	5.09%	2023-03-29
Cummins property	8,332,200	8,458,600	One-month LIBOR + 2.25%	5.16%	2023-04-04
Former 24 Hour Fitness property (5)(11)	—	6,283,898	One-month LIBOR + 4.30%	4.64%	2049-04-01
Texas Health property	4,363,203	4,400,000	4.00%	4.00%	2024-12-05
Bon Secours property	5,180,552	5,250,000	5.41%	5.41%	2026-09-15
Costco property	18,850,000	18,850,000	4.85%	4.85%	2030-01-01
Taylor Fresh Foods property	12,350,000	12,350,000	3.85%	3.85%	2029-11-01
Levins property (6)(13)	2,032,332	2,079,793	One-month LIBOR + 1.93%	3.74%	2021-01-05
Island Pacific Supermarket property (6)(11)	—	1,891,225	One-month LIBOR + 1.93%	3.74%	2033-05-30
Dollar General Bakersfield property (6)(13)	2,268,922	2,324,338	One-month LIBOR + 1.48%	3.38%	2021-03-05
Rite Aid property (6)(11)	—	3,659,338	One-month LIBOR + 1.50%	3.25%	2021-05-05
PMI Preclinical property (6)(13)	4,020,418	4,118,613	One-month LIBOR + 1.48%	3.38%	2021-03-05
EcoThrift property (6)(12)	—	2,639,237	One-month LIBOR + 1.21%	2.96%	2021-07-05
GSA (MSHA) property (6)(13)	1,752,092	1,796,361	One-month LIBOR + 1.25%	3.13%	2021-08-05
PreK Education property (6)	5,037,846	5,140,343	4.25%	4.25%	2021-12-01
Dinan Cars property (6)(7)(11)	—	2,710,834	2.76%	2.76%	2022-01-05
Solar Turbines, Wood Group, ITW Rippey properties (6)	9,214,700	9,434,692	3.35%	3.35%	2026-11-01
Dollar General Big Spring property (6)	599,756	611,161	4.50%	4.50%	2022-04-01
Gap property (6)	3,569,990	3,643,166	4.15%	4.15%	2023-08-01
L-3 Communications property (6)	5,185,929	5,284,884	4.69%	4.69%	2022-04-01
Sutter Health property (6)	13,879,655	14,161,776	4.50%	4.50%	2024-03-09
Walgreens Santa Maria property (6)(10)	3,172,846	3,000,000	4.25%	4.25%	2030-07-16
Total mortgage notes payable	176,948,438	195,739,481
Plus: unamortized mortgage premium, net (14)	447,471	489,664
Less: unamortized deferred financing costs	(1,469,991)	(2,189,938)
Mortgage notes payable, net	$175,925,918	$194,039,207

(1)
Contractual interest rate represents the interest rate in effect under the mortgage note payable as of December 31, 2020. Effective interest rate is calculated as the actual interest rate in effect as of December 31, 2020, consisting of the contractual interest rate and the effect of the interest rate swap, if applicable (see Note 8 for further information regarding the Company’s derivative instruments).

(2)
The loans on each of the Williams Sonoma and Wyndham properties (collectively, the “Property”) located in Summerlin, Nevada were originated by Nevada State Bank (“Bank”). The notes are collateralized by a deed of trust and a security agreement with assignment of rents and fixture filing. In addition, the individual loans are subject to a cross collateralization and cross default agreement whereby any default under, or failure to comply with the terms of any one or both of the notes is an event of default under the terms of both notes. The value of the Property must be in an amount sufficient to maintain a loan to value ratio of no more than 60%. If the loan to value ratio is ever more than 60%, the borrower shall, upon the Bank’s written demand, reduce the principal balance of the notes so that the loan to value ratio is no more than 60%.

(3)	The initial contractual interest rate is 4.25% and starting November 18, 2022, the interest rate is the U.S. Treasury Bill index rate plus 3.25%.
(4)	The initial contractual interest rate is 4.60% through February 20, 2023 and then the greater of 4.60% or five-year Treasury Constant Maturity (“TCM”) plus 2.45% through February 20, 2028.
(5)
The interest rate adjusts in the 133rd, 253rd and 313th months. As discussed in Note 4, during the three months ended March 31, 2020, the Company recorded an impairment charge of $5,664,517 related to its investment in the 24 Hour Fitness property in Las Vegas, Nevada due to the substantial impact on fitness centers from the COVID-19 pandemic and the requirement of an indefinite and potentially extended period of store closures and the resulting inability of the tenant to make rent payments. On April 1, 2020, the Company’s special purpose subsidiary initiated negotiations with the lender on the 24 Hour Fitness property regarding the special purpose subsidiary's request for a deferral of mortgage payments until the tenant resumes paying rent. The lender on this property did not agree to provide any substantial mortgage relief to the Company's special purpose subsidiary, but rather agreed to temporarily reduce its $32,000 monthly mortgage payment by $8,000 for four monthly payments from May 2020 through August 2020. On June 15, 2020, the Company received written notice that the lease was formally rejected in connection with 24 Hour Fitness' Chapter 11 bankruptcy proceeding and the premises were surrendered to the Company's subsidiary. The 24 Hour Fitness property was sold on December 15, 2020 as described in Note 4.

(6)	The loan was acquired through the Merger on December 31, 2019.
(7)
The Company negotiated a lease termination with Dinan Cars effective January 31, 2020 in exchange for a termination payment from Dinan cars of $783,182 which was used to reduce the principal balance of this mortgage by $650,000 and establish a payment reserve with the remaining $133,182. In connection with the principal prepayment, the Company terminated the related swap agreement on February 4, 2020 at a cost of $47,000. See Note 8 for further discussion of the swap agreement termination and Note 4 for details on the sale of the property on October 28, 2020.

(8)
The mortgage note with principal balance of $6,853,442 as of December 31, 2019 with an interest rate of 3.95% was refinanced on August 10, 2020 with a new loan for $8,538,000 with an interest rate of 3.80%, secured only by the Accredo property and is scheduled to mature on August 1, 2025. In connection with this refinancing, the mortgage note balance for the Walgreens Stockbridge, Georgia property was fully repaid.

(9)
The mortgage note with original principal of $14,575,000 as of December 31, 2019 with an effective interest rate of 4.84% was refinanced on July 29, 2020 with a new loan for $19,950,000 with an interest rate of 3.80%, secured only by the AvAir property and which will mature on August 1, 2020.

(10)
The mortgage note of $3,000,000 as of December 31, 2019 with an interest rate of 7.50% was refinanced on July 22, 2020 for $3,217,500 with an interest rate of 4.25%, and is scheduled to mature on July 16, 2030.

(11)
The Rite Aid property was sold on August 3, 2020, the Walgreens property on August 27, 2020, the Island Pacific property on September 16, 2020, the Dinan Cars property on October 28, 2020 and the property formerly leased to 24 Hour Fitness was sold on December 15, 2020.

(12)	The December 31, 2020 principal amount is included in mortgage notes payable related to investments held for sale, net (see details below).
(13)	The mortgage note was refinanced on March 5, 2021 with a new note bearing an interest rate of 3.65% - 3.75%, with a five to seven year term. See Note 11 for additional information.
(14)	Represents unamortized net mortgage premium acquired through the Merger.

The following summarizes the face value, carrying amount and fair value of the Company’s mortgage notes payable (Level 3 measurement) as of December 31, 2020 and 2019, respectively:

	2020			2019
	Face Value	Carrying Value	Fair Value	Face Value	Carrying Value	Fair Value
Mortgage notes payable	$176,948,438	$175,925,918	$177,573,106	$195,739,481	$194,039,207	$200,535,334

Disclosures of the fair values of financial instruments is based on pertinent information available to the Company as of the period end and require a significant amount of judgment. The actual value could be materially different from the Company’s estimate of value.

Mortgage Notes Payable Related to Real Estate Investments Held For Sale, Net

As discussed in detail in Note 4, the Company classified four properties as real estate held for sale as of December 31, 2020. The following table summarizes the Company's mortgage notes payable related to real estate investments held for sale as of December 31, 2020:

Collateral	December 31, 2020
Harley Davidson property	$6,623,346
EcoThrift property	2,573,509
Total	9,196,855
Plus unamortized mortgage premium	1,550
Less deferred financing costs	(109,967)
Mortgage notes payable related to real estate investments held for sale, net	$9,088,438

Unsecured Credit Facility, Net

The details of the Company's unsecured credit facility as of December 31, 2020 and 2019 follow:

	December 31,
	2020	2019
Unsecured credit facility	$6,000,000	$7,740,000
Less unamortized deferred financing costs	(21,724)	(90,139)
Unsecured credit facility, net	$5,978,276	$7,649,861

On December 19, 2019, the Company, NNN LP, the Operating Partnership, Merger Sub, BrixInvest and modiv, LLC (collectively, the “Borrowers”) entered into a Loan and Security Agreement (the “Unsecured Credit Facility”) with Pacific Mercantile Bank (“PMB”). The Unsecured Credit Facility is a line of credit for a maximum principal amount of $12,000,000, and as of December 31, 2020 and 2019, the Unsecured Credit Facility had an outstanding balance of $6,000,000 and $7,740,000, respectively.

On March 13, 2020, the Company amended the Unsecured Credit Facility to extend the maturity date of $6,940,000 of the outstanding borrowings under the Unsecured Credit Facility from March 31, 2020 to July 31, 2020, and to extend the maturity date of $3,060,000 of the outstanding borrowings under the Unsecured Credit Facility from May 4, 2020 to August 31, 2020.

On August 13, 2020, the Company amended the Unsecured Credit Facility to extend the maturity date of $6,000,000 of the outstanding borrowings under the Unsecured Credit Facility to September 1, 2020 and the maturity date of the remaining $6,000,000 of the outstanding borrowings under the Unsecured Credit Facility to October 15, 2021. The Company repaid $6,000,000 of the $12,000,000 then outstanding borrowings under the Unsecured Credit Facility with proceeds generated by property refinancings and asset sales in August 2020. Under the August 13, 2020 amendment, there is a moratorium on new borrowings under the Unsecured Credit Facility until the remaining $6,000,000 is fully repaid. The Company paid PMB $25,000 in loan extension and modification fees in connection with the August 13, 2020 amendment.
In connection with the August 13, 2020 amendment to the Unsecured Credit Facility, the Company's Chairman, Mr. Wirta and the Wirta Family Trust (the “Wirta Trust”) guaranteed the Company’s obligations under the Unsecured Credit Facility. On July 30, 2020, the Company entered into an indemnification agreement with Mr. Wirta and the Wirta Trust with respect to their guarantees of the Company’s $12,000,000 Unsecured Credit Facility with PMB pursuant to which the Company agreed to indemnify Mr. Wirta and the Wirta Trust if they are required to make payments to PMB pursuant to such guarantees.

Under the terms of the Unsecured Credit Facility, the Borrowers pay a variable rate of interest on outstanding amounts equal to one percent percentage point over the prime rate published in The Wall Street Journal, provided that the interest rate in effect on any one day shall not be less than 5.50% per annum. The interest rate was 5.50% and 5.75% as of December 31, 2020 and 2019, respectively. The current interest rate is 5.50%, which is the minimum rate.

To secure the payment and performance of all obligations under the Unsecured Credit Facility, each of modiv, LLC and BrixInvest granted to PMB a security interest in all of their right, title and interest in their accounts, inventory, equipment, deposit accounts, intellectual property, general intangibles, investment property and other property.

On March 29, 2021, the Company entered into a new credit facility with Banc of California (the “New Credit Facility”) for an aggregate line of credit of $22,000,000 with a maturity date of March 30, 2023, which replaced the Unsecured Credit Facility. The Company borrowed $6,000,000 under the New Credit Facility and repaid the $6,000,000 that was owed to PMB on March 31, 2021. The New Credit Facility provides the Company with a $17,000,000 revolving line of credit for real estate acquisitions (including the $6,000,000 borrowed to repay PMB) and an additional $5,000,000 revolving line of credit for working capital. Under the terms of the New Credit Facility, the Company will pay a variable rate of interest on outstanding amounts equal to one percent percentage point over the prime rate published in The Wall Street Journal, provided that the interest rate in effect on any one day shall not be less than 4.75% per annum. The Company paid Banc of California origination fees of $77,000 in connection with the New Credit Facility and will pay an unused commitment fee of 0.15% per annum of the unused portion of the New Credit Facility, charged quarterly in arrears based on the average unused commitment available under the New Credit Facility. The New Credit Facility is secured by substantially all of the Company’s tangible and intangible assets, including intellectual property. The New Credit Facility requires the Company to maintain a minimum debt service coverage ratio of 1.25 to 1.00 and minimum tangible NAV (as defined in the loan agreement) of $120,000,000, measured quarterly. Mr. Wirta, the Company’s Chairman, has guaranteed the $6,000,000 initial borrowing, which guarantee will expire upon repayment of the $6,000,000 which is due by September 30, 2021. Mr. Wirta has also guaranteed the $5,000,000 revolving line of credit for working capital. On March 29, 2021, the Company entered into an updated indemnification agreement with Mr. Wirta and the Wirta Trust with respect to their guarantees of borrowings under the New Credit Facility.

The New Credit Facility contains customary representations, warranties and covenants, which are substantially similar to those in the Company's Unsecured Credit Facility. The Company’s ability to borrow under the New Credit Facility will be subject to its ongoing compliance with various affirmative and negative covenants, including with respect to indebtedness, guaranties, mergers and asset sales, liens, corporate existence and financial reporting obligations. The New Credit Facility also contains customary events of default, including, without limitation, nonpayment of principal, interest, fees or other amounts when due, violation of covenants, breaches of representations or warranties and change of ownership. Upon the occurrence of an event of default, Banc of California may accelerate the repayment of amounts outstanding under the New Credit Facility, take possession of any collateral securing the New Credit Facility and exercise other remedies subject, in certain instances, to the expiration of an applicable cure period.

Economic Relief Note Payable

On April 20, 2020, a subsidiary of the Company entered into a loan agreement and promissory note evidencing an unsecured loan in the aggregate amount of $517,000 made to this subsidiary under the Paycheck Protection Program (“PPP”) of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The PPP is administered by the U.S. Small Business Administration (the “SBA”). Under the terms of the CARES Act, PPP loan recipients can apply for and be granted forgiveness for all or a portion of the loan granted under the PPP. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for payment of payroll costs and any payments of mortgage interest, rent, and utilities. Modifications to the PPP by the U.S. Treasury and the Paycheck Protection Program Flexibility Act of 2020 extended the time period for loan forgiveness beyond the original eight-week period to 24 weeks, making it possible for the Company's subsidiary to apply for forgiveness of 100% of its PPP loan prior to December 31, 2020 and the deadline was later extended to February 15, 2021.
The PPP loan was made through PMB. In December 2020, the subsidiary of the Company submitted its application for forgiveness of the total amount of the loan to PMB. After PMB’s review, the Company updated its forgiveness application on February 10, 2021, PMB submitted the application to the SBA on February 10, 2021, and on February 16, 2021, the subsidiary of the Company was notified by PMB that the Company's application for forgiveness of the PPP loan had been approved by the SBA.

Short-term Notes Payable

In connection with the Self-Management Transaction, the Company assumed from BrixInvest its unsecured short-term notes payable (formerly known as “Convertible Promissory Notes”) of $4,800,000 on December 31, 2019. The notes represented private party notes and bore interest at a fixed rate of 8% with all interest and principal due on the maturity date. Except for a portion of six notes from one borrower aggregating $1,024,750 for which the maturity date was extended to April 30, 2020, all notes were repaid prior to March 31, 2020. In exchange for the maturity date extension, the Company agreed to pay 2% of the principal and accrued interest, or $24,845, as an extension fee and agreed to an increase in the interest rate from 8% to 10% per annum during the extension period. The maturity date for the $490,000 of the extended short-term notes was subsequently accelerated to April 6, 2020 in exchange for a $10,000 reduction in the extension fee to $14,845 and these notes were repaid on April 6, 2020.

Debt Maturities

The following summarizes the future principal repayments of the Company’s mortgage notes payable, unsecured credit facility and short-term notes payable as of December 31, 2020:

	Mortgage Notes Payable	Credit Facility	Total
2021	$17,091,541	$6,000,000	$23,091,541
2022	20,873,759	—	20,873,759
2023	25,642,649	—	25,642,649
2024	24,599,437	—	24,599,437
2025	30,781,473	—	30,781,473
Thereafter	57,959,579	—	57,959,579
Total principal	176,948,438	6,000,000	182,948,438
Plus: unamortized mortgage premium, net of discount	447,471	—	447,471
Less: deferred financing costs, net	(1,469,991)	(21,724)	(1,491,715)
Total	$175,925,918	$5,978,276	$181,904,194

Compliance with All Debt Agreements

Pursuant to the terms of mortgage notes payable on certain of the Company’s properties and the Unsecured Credit Facility, the Company and/or the Borrowers are subject to certain financial loan covenants. The Company and/or the Borrowers were in compliance with all terms and conditions of the applicable loan agreements as of December 31, 2020.

On March 27, 2020, the Company's conflicts committee and board of directors approved an increase in the Company's maximum leverage from 50% to 55% in order to allow the Company to take advantage of the current low interest rate environment, the relative cost of debt and equity capital, and strategic borrowing advantages potentially available to the Company.

Interest Expense

The following is a reconciliation of the components of interest expense for the years ended December 31, 2020 and 2019:

	Years Ended December 31,
	2020	2019
Mortgage notes payable:
Interest expense	$8,470,248	$5,698,606
Amortization of deferred financing costs	937,564	601,658
Loss on interest rate swaps (1)	1,172,781	843,174
Unsecured credit facility:
Interest expense	527,047	190,130
Amortization of deferred financing costs	128,171	36,542
Other loan fees	224,936	12,500
Total interest expense	$11,460,747	$7,382,610

(1)
Includes unrealized loss on interest rate swaps of $770,898 and $820,496 for years ended December 31, 2020 and 2019, respectively (see Note 8). Accrued interest payable of $45,636 and $22,282 as of December 31, 2020 and 2019, respectively, represents the unsettled portion of the interest rate swaps for the period from origination of the interest rate swap through the respective balance sheet dates.